Consolidated Statements of Stockholders' Equity - USD ($)	Ordinary shares [member]	Warrant and option reserve [member]	Receivables for Equity Issued [Member]	Obligation to issue shares [member]	Shares to be cancelled [member]	Accumulated other comprehensive income [member]	Retained earnings [member]	Total
Balance at Dec. 31, 2021	$ 35,117,130	$ 1,165,170	$ (1,193,641)	$ 7,450	$ 5,323	$ (847,412)	$ (38,715,250)	$ (4,461,230)
Balance, shares at Dec. 31, 2021	37,033,919
Impact of change in functional currency		309,737						309,737
Issuance of common stock	$ 29,097,587	2,253,535						31,351,122
Issuance of common stock, shares	35,838,968
Stock issuance costs	$ (2,649,823)							(2,649,823)
Stock issued for debt settlement	$ 391,021							391,021
Stock issued for debt settlement, shares	600,000
Stock issued for prepaid services	$ 169,396							169,396
Stock issued for prepaid services, shares	221,818
Stock issued for RSUs	$ 111,122			(7,540)				103,582
Stock issued for RSUs, shares	220,000
Stock issued for Warrant exercise	$ 3,144,128	(935,888)	(10,310)					2,197,930
Stock issued for warrant exercised, shares	2,185,366
Options exercised	$ 1,152,269	(474,906)	(41,349)		2,322			638,336
Options exercised, shares	675,000
Finder’s warrants issued	$ (1,782,560)	1,782,560
Repayment or write-offs of notes receivables			183,238					183,238
Options issued		1,421,267						1,421,267
Equity to be issued for settlement agreement				94,300				94,300
RSUs to be issued		298,322						298,322
RSU repurchase		(136,928)						(136,928)
Impact of hyperinflation						473,907		473,907
Net loss and comprehensive loss						(3,636,492)	(6,121,754)	(9,758,246)
Balance at Dec. 31, 2022	$ 64,750,270	5,682,869	(1,062,062)	94,210	7,645	(4,009,997)	(44,837,004)	20,625,931
Balance, shares at Dec. 31, 2022	76,775,071
Issuance of common stock	$ 2,215							2,215
Issuance of common stock, shares	5,000
Stock issuance costs	$ (803,012)	259,955						(543,057)
Stock issued for debt settlement	$ 212,402							212,402
Stock issued for debt settlement, shares	150,000
Stock issued for RSUs	$ 1,462,778	(1,146,982)						315,796
Stock issued for RSUs, shares	1,762,805
Options exercised	$ 972,085	(429,221)						542,864
Options exercised, shares	440,000
Net loss and comprehensive loss						(10,013,192)	(43,842)	(10,057,034)
Stock issued in market offering	$ 7,960,687							7,960,687
Stock issued in market offering, shares	36,057,934
Stock issued for services	$ 29,299	58,881		18,873				107,053
Stock issued for services, shares	60,000
Stock-based compensation – options		118,202						118,202
Stock-based compensation – RSU’s		1,879,832						1,879,832
RSU’s repurchased		(919,790)	604,537					(315,253)
Convertible debt – Equity component		1,004,524						1,004,524
Deferred tax on equity component of convertible debt		(271,222)						(271,222)
Reduction of notes receivables			344,216					344,216
RSU grant accrual		2,322		283,094				285,416
Balance at Dec. 31, 2023	$ 74,586,724	6,239,370	(113,309)	396,177	7,645	(14,023,189)	(44,880,846)	22,212,572
Balance, shares at Dec. 31, 2023	115,250,810
Stock issued for debt settlement	$ 1,470,079			(94,210)				1,375,869
Stock issued for debt settlement, shares	12,421,554
Stock issued for RSUs	$ 408,456	(85,634)		(283,095)				39,727
Stock issued for RSUs, shares	2,155,578
Stock issued for Warrant exercise	$ 3,945	(1,728)						2,217
Stock issued for warrant exercised, shares	33,638
Net loss and comprehensive loss						(3,333,512)	(9,128,642)	(12,462,154)
Stock issued for services	$ 264,648			(12,872)				251,776
Stock issued for services, shares	2,778,991
Stock-based compensation – options		877,629						877,629
Stock-based compensation – RSU’s		126,154						126,154
Reduction of notes receivables			25,684					25,684
Stock issued in private placements	$ 1,648,042	53,755	(2,800)					1,698,997
Stock issued in private placements, shares	26,847,863
Shares issued on conversion of convertible debenture	$ 737							737
Shares issued on conversion of convertible debenture, shares	333
Balance at Dec. 31, 2024	$ 78,382,631	$ 7,209,546	$ (90,425)	$ 6,000	$ 7,645	$ (17,356,701)	$ (54,009,488)	$ 14,149,208
Balance, shares at Dec. 31, 2024	159,488,767							5,551,257